GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Accumulated Amortization	$ (120,315)	$ (117,499)
Net Carrying Amount	46,845
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	477,585	485,825
Accumulated Amortization	(120,315)	(117,499)
Net Carrying Amount	357,270	368,326	$ 65,634
Supplier relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	27,917	29,179
Accumulated Amortization	(19,528)	(17,869)
Net Carrying Amount	8,389	11,310
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(19,528)	(17,869)
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	126,150	132,953
Accumulated Amortization	(92,873)	(92,357)
Net Carrying Amount	33,277	40,596
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(92,873)	(92,357)
Other
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	13,093	13,227
Accumulated Amortization	(7,914)	(7,273)
Net Carrying Amount	5,179	5,954
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(7,914)	(7,273)
DOLE brand
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	306,280	306,280
Water rights
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 4,145	$ 4,186